Prepaid expenses and other assets (current)	9 Months Ended
Sep. 30, 2024
Prepaid expenses and other assets (current)
Prepaid expenses and other assets (current)

9. Prepaid expenses and other assets (current)

Prepaid expenses and other current assets as of September 30, 2024 amounted to EUR 15,860k (December 31, 2023: 23,763k) and include prepayments for future service agreements and material in the amount of EUR 234k (December 31, 2023: EUR 1,075k), deferred charges of EUR 6,653k (December 31, 2023: EUR 5,463k) and other receivables of EUR 4,570k (December 31, 2023: EUR 4,344k). As of September 30, 2024, also included are VAT refund claims in the amount of EUR 4,404k (December 31, 2023: EUR 12,881k).